Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities carried at fair value measured on a recurring basis
December 31, 2018	Level 1	Level 2	Level 3	Total
Current Assets
Marketable securities – Available-for-sale securities
Common stocks	$813,728	$200,610	$-	$1,014,338
Investments in derivatives
Warrants	-	-	115,721	115,721
Total assets at fair value	$813,728	$200,610	$115,721	$1,130,059
December 31, 2017	Level 1	Level 2	Level 3	Total
Current Assets
Marketable securities – Available-for-sale securities
Common stocks	$-	$1,972,648	$-	$1,972,648
Investments in derivatives
Warrants	24,182	-	1,070,940	1,095,122
Total assets at fair value	$24,182	$1,972,648	$1,070,940	$3,067,770

Schedule of reconciliation of level 3 assets
	Aptorum Therapeutics– related party	Common Stocks	Preferred Stocks	Warrants	Convertible Notes	Total
Balance at February 28, 2017	$757,647	$7,920,000	$4,314,998	$1,907,470	$3,082,020	$17,982,135
Transfer out of Level 3 due to change in status – consolidated subsidiary (a)	(757,647)	-	-	-	-	(757,647)
Transfer out of fair value leveling since recorded as cost method (b)	-	(7,920,000)	(4,314,998)	-	-	(12,234,998)
Balance at March 1, 2017	$-	$-	$-	$1,907,470	$3,082,020	$4,989,490
Reclassification between different investment type (c)	-	-	3,079,715	-	(3,079,715)	-
Transfer out of fair value leveling since recorded as cost method (c)	-	-	(3,079,715)	-	-	(3,079,715)
Change in unrealized depreciation	-	-	-	(836,530)	(2,305)	(838,835)
Balance at December 31, 2017	$-	$-	$-	$1,070,940	$-	$1,070,940
Net change in unrealized depreciation relating to investments still held at December 31, 2017	-	-	-	(836,530)	-	(836,530)

a.	Upon the effective date of the change in status, March 1, 2017, the subsidiaries were no longer recognized at fair value and were instead consolidated when preparing the financial statements.

b.	The equity investments of common stock and preferred stock were non-marketable investments under cost method upon change in status. Subsequently, Athenex Inc. was listed on the NASDAQ stock exchange on June 14, 2017 and common stock with an amount of $7,920,000 has been transferred to common stock in Level 1 with amount of $7,920,000, which was subsequently sold in December 2017 with a gain from the marketable securities of $3,722,234 recognized.

c.	On March 9, 2017, the convertible promissory notes (including its accrued interest, totally $520,822) of Centrexion Therapeutics Corporation was converted into preferred stock (Series C) of the same company. On May 25, 2017, the convertible promissory notes (including its accrued interest, totaling $2,558,893) of Alzheon Inc., was converted into preferred stock (Series B) of the same company. The preferred stocks are considered non-marketable investments and were therefore reclassified out of the fair value hierarchy to be reported under cost method.

Schedule of fair value reconciliation of Level 3 assets
Warrants
Balance at January 1, 2018	$1,070,940
Change in unrealized depreciation	(955,219)
Balance at December 31, 2018	$115,721
Net change in unrealized depreciation relating to investments still held at December 31, 2018	(955,219)

Schedule of quantitative information about the Company’s Level 3 fair value measurements of investment
December 31, 2018	Valuation technique	Unobservable input	Range (weighted average)	Sensitivity of fair value to input

Warrants	Black-Scholes Model	Estimated time to exit Historical Volatility	12-30 months 73% - 188%	10% increase (decrease) in volatility would result in increase (decrease) in fair value by $19,691

December 31, 2017	Valuation technique	Unobservable input	Range (weighted average)	Sensitivity of fair value to input

Warrants	Black-Scholes Model	Estimated time to exit Historical Volatility	24-42 months 97% - 136%	10% increase (decrease) in volatility would result in increase (decrease) in fair value by $122,664

Schedule of derivative activities based on their notional amount and number of contracts
	Long Exposure
	December 31, 2018		December 31, 2017
Primary underlying risk	Notional Amounts	Number of Contracts	Notional Amounts	Number of Contracts

Equity Price
Warrants	$218,270	2,257,682	$2,261,530	2,338,290

Schedule of fair value amounts of derivative instruments included in the statement of financial condition
	Year ended December 31, 2018
Primary underlying risk	Derivative assets	Derivative liabilities	Realized loss	Unrealized loss

Equity Price
Warrants	$115,721	$-	$(19,225)	$(955,219)

	March 1, 2017 through December 31, 2017
Primary underlying risk	Derivative assets	Derivative liabilities	Realized loss	Unrealized loss

Equity Price
Warrants	$1,095,122	$-	$(7,094)	$(820,407)